SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information
	December 31, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Total operating expenses	10,054,488	–	10,054,488
Net loss from operations	$(10,054,488)	$–	$(10,054,488)